Fees Summary	Nov. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 115,906,000.00
Previously Paid Amount	0.00
Total Fee Amount	10,083.82
Total Offset Amount	0.00
Net Fee	$ 10,083.82
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A